Capital adequacy - Internally assessed economic capital excl. buffer (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure
Total liquid assets	kr 58,400	kr 56,100
Net liquidity outflows	10,900	10,100
Liquidity outflows	25,000	21,200
Liquidity inflows	kr 15,700	kr 12,200
Liquidity Coverage Ratio	784.00%	695.00%
Available stable funding	kr 235,200	kr 245,900
Requiring stable funding	kr 198,200	kr 176,400
Net Stable Funding Ratio	119.00%	139.00%
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 11,881	kr 9,354
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	7,202	6,038
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	311	225
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,466	1,247
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	205	234
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 2,697	kr 1,610